Net income per ordinary share - Schedule of Reconciliation of Net Income Attributable to the Group (Details) - $ / shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net income per Ordinary Share:
Basic (in USD per share)	$ 2.27	$ 1.43
Diluted (in USD per share)	$ 2.25	$ 1.41